Commodity Taxes Recoverable and Other Receivables - Schedule of commodity taxes recoverable and other receivables (Details) - CAD ($) $ in Thousands	Jul. 31, 2022	Jul. 31, 2021
Commodity Taxes Recoverable And Other Receivables [Abstract]
Commodity taxes recoverable	$ 7,411	$ 56
Lease receivable - current	0	107
Cash receivable on settlement of marketable securities	0	2,698
Loan receivable	0	5,000
Other receivables	0	5,688
Total	$ 7,411	$ 13,549